Document and Entity Information	Jun. 09, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001711269
Document Type	8-K/A
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	Evergy, Inc.
Entity Incorporation State Country Code	MO
Entity File Number	001-38515
Entity Tax Identification Number	82-2733395
Entity Address, Address Line One	1200 Main Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	(816)
Local Phone Number	556-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Evergy, Inc. common stock
Trading Symbol	EVRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 12, 2023, Evergy, Inc. (“Evergy”) filed a Current Report on Form 8-K (the “Original 8-K”) reporting the election of Neal A. Sharma to serve on Evergy’s Board of Directors (the “Board”) effective June 9, 2023. At the time of filing the Original 8-K, Board committee assignments for Mr. Sharma had not been determined. In accordance with instruction no. 2 of the Instructions to Item 5.02 of Form 8-K, Evergy is filing this Amendment No. 1 to the Original 8-K to report that, on July 24, 2023, the Board appointed Mr. Sharma to the Audit Committee and the Safety and Power Delivery Committee of the Board, effective immediately.